Virtus AllianzGI Focused Growth Fund,

a series of Virtus Investment Trust

Supplement dated July 27, 2021 to the Summary Prospectus and the Virtus Investment Trust

Statutory Prospectus, each dated February 1, 2021, as supplemented

Important Notice to Investors

Effective August 4, 2021, Nina Gupta, CFA will no longer be a portfolio manager of the Virtus AllianzGI Focused Growth Fund (the “Fund”). In addition, Kimberlee Millar, CFA will be added as a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus will be replaced in its entirety with the following:

> Raphael L. Edelman, lead and senior portfolio manager and a managing director, has managed the fund since 2016.

> Kimberlee Millar, CFA, portfolio manager and director, has managed the fund since August 2021.

In the Management of the Funds section under “Portfolio Management” on page 131 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “AllianzGI” will be replaced with the following:

Virtus AllianzGI Focused Growth Fund	Raphael L. Edelman (since 2016) Kimberlee Millar, CFA (since August 2021)

The portfolio manager biographies under the referenced table will be amended by removing the reference to Nina Gupta, CFA and adding the following for Kimberlee Millar, CFA:

Kimberlee Millar, CFA. Ms. Millar is a portfolio manager and director with the Large Cap US Equities group at Allianz Global Investors, which she joined in 2005. She currently serves as co-manager on the core, core growth and focused growth strategies. She previously worked as an assistant economist at the Investment Company Institute in Washington, D.C., and before that at Heiden Associates Inc., an economic consulting firm in Washington, D.C. She has a B.A. in economics from the University of Calgary, Canada, and an M.A. in economics from Queen’s University, Canada. Ms. Millar is a CFA charterholder and a member of the CFA Institute.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks will remain unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 AllianzGI Focused Growth PM Change (7/2021)

Virtus AllianzGI Global Small-Cap Fund,

a series of Virtus Investment Trust

Supplement dated July 27, 2021 to the Summary Prospectus and the Virtus Investment Trust

Statutory Prospectus each dated February 1, 2021, as supplemented

Important Notice to Investors

Effective October 1, 2021, Jasmine To will be added as a portfolio manager of Virtus AllianzGI Global Small-Cap Fund (the “Fund”).

The following disclosure will be added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:

> Jasmine To, portfolio manager, has managed the fund since October 2021.

In the Management of the Funds section under “Portfolio Management” on page 131 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “AllianzGI” will be replaced with the following and an associated footnote:

Virtus AllianzGI Global Small-Cap Fund *

Andrew Neville (Lead) (since 2010)

Bjoern Mehrmann, CFA, CMA (since 2012)

Heinrich Ey, CFA, DVFA/CEFA (since 2016)

Koji Nakatsuka, CFA, CMA (since 2010)

Miguel Pohl, CFA (since 2018)

Stuart Winchester, CFA (since 2020)

Jeffrey D. Parker, CFA (since 2020)

Moritz Dufner, CFA, CAIA (since 2020)

Mark W. Phanitsiri, CFA (since 2020)

Jasmine To (since October 2021)

*	Andrew Neville serves as the lead portfolio manager of the Virtus AllianzGI Global Small-Cap Fund and is based in London, England. The fund relies on regionally based investment teams to locate investment opportunities. Messrs. Neville, Ey, Pohl and Mehrmann, are responsible for identifying investments in Europe and the United Kingdom, while Messrs. Parker, Dufner and Phanitsiri, are responsible for North American security selection. Finally, Mr. Nakatsuka is responsible for stock selection in the Japanese market, and Mr. Winchester and Ms. To are responsible for stock selection in the Asia-Pacific (ex-Japan) market.

The portfolio manager biographies under the referenced table will be amended by adding the following for Jasmine To:

Jasmine To. Ms. To is a portfolio manager with Allianz Global Investors, which she joined in 2017. She started at AllianzGI as a research analyst specializing in smaller companies across Asia ex-Japan. Prior to joining the firm, she worked at Point72 Asset Management as a research analyst focused on consumer and automotive sectors in China. Ms. To also previously worked in the Corporate Finance team at Li & Fund, and as an investment banking analyst at Deutsche Bank, involved in equity and debt capital markets and M&A transactions. Ms. To has 10 years of investment industry experience. She holds a Bachelor of Science degree in Economics from the London School of Economics.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks will remain unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VIT 8061 AllianzGI Global Small-Cap PM Changes (7/2021)

Virtus AllianzGI Focused Growth Fund,

a series of Virtus Investment Trust

Supplement dated July 27, 2021 to the Statement of Additional Information (“SAI”)

dated February 1, 2021, as supplemented

Important Notice to Investors

Effective August 4, 2021, Nina Gupta, CFA will no longer be a portfolio manager of the Virtus AllianzGI Focused Growth Fund (the “Fund”). In addition, Kimberlee Millar, CFA will be added as a portfolio manager of the Fund.

The disclosure in the table under “Portfolio Managers” beginning on page 120 of the SAI will be amended by substituting Ms. Millar for Ms. Gupta in the row for the Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table on page 122 of the SAI will be amended by replacing the reference to Ms. Gupta and the associated footnote, with a row showing the information for Ms. Millar to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Kimberlee Millar, CFA[2]	1	499	4	769	3	867

2 As of June 30, 2021

The disclosure in the “Other Accounts Managed (With Performance-Based Fees)” table on page 123 of the SAI will be amended by replacing the reference to Ms. Gupta and the associated footnote, with a row showing the information for Ms. Millar to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Kimberlee Millar, CFA[2]	0	0	0	0	1	224

2 As of June 30, 2021

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 125 of the SAI will be amended by replacing the reference to Ms. Gupta and the associated footnote, with a row showing the information for Ms. Millar to reflect the following information and an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Strategies
Kimberlee Millar, CFA**	Focused Growth Fund – None	None

** As of July 14, 2021. Ms. Millar will become a Portfolio Manager of the Fund effective August 4, 2021.

Investors should retain this supplement with the SAI for future reference.

VIT 8061B AllianzGI Focused Growth PM Change (7/2021)

Virtus AllianzGI Global Small-Cap Fund,

a series of Virtus Investment Trust

Supplement dated July 27, 2021 to the Statement of Additional Information (“SAI”)

dated February 1, 2021, as supplemented

Important Notice to Investors

Effective October 1, 2021, Jasmine To will be added as a portfolio manager of Virtus AllianzGI Global Small-Cap Fund (the “Fund”).

The disclosure in the table under “Portfolio Managers” beginning on page 120 of the SAI will be amended by adding Ms. To in the row for the Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table on page 122 of the SAI will be amended by adding a row to reflect the following information for Ms. To and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Jasmine To2	0	0	3	93	3	157

2 As of June 30, 2021

The disclosure in the “Other Accounts Managed (With Performance-Based Fees)” table on page 123 of the SAI will be amended by adding a row to reflect the following information for Ms. To and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)	Number of Accounts	Total Assets ($ million)
Jasmine To2	0	0	0	0	0	0

2 As of June 30, 2021

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 125 of the SAI will be amended by adding a row to reflect the following information for Ms. To and an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Strategies
Jasmine To*	Global Small-Cap Fund – None	None

* As of July 14, 2021. Ms. To will become a Portfolio Manager of the Fund effective October 1, 2021.

Investors should retain this supplement with the SAI for future reference.

VIT 8061B AllianzGI GSC PM Change (7/2021)